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March 22, 2013	Nathan Briggs (202) 626-3909 (202) 383-9308 Nathan.briggs@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	DoubleLine Income Solutions Fund (File Nos. 333-186045, 811-22791)

Ladies and Gentlemen:

We are filing today via EDGAR on behalf of DoubleLine Income Solutions Fund (the “Fund”), Pre-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2 (File Nos. 333-186045, 811-22791) pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

Please direct any questions regarding this filing to me at (202) 626-3909. Thank you for your attention in this matter.

Sincerely,

/s/ Nathan D. Briggs
Nathan D. Briggs

cc:	Keith T. Kirk

Timothy W. Diggins